Offerings - Offering: 1	Nov. 15, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered	1,133,160
Proposed Maximum Offering Price per Unit	9.56
Maximum Aggregate Offering Price	$ 10,833,010
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,658.53
Offering Note

(1)

This registration statement registers 1,133,160 shares (the “Warrant Shares”) of common stock, $0.0001 par value per share (“Common Stock”), of Alphatec Holdings, Inc. (the “Company”) that may be issued upon exercise of a warrant to purchase Common Stock (the “Warrant”) issued and sold to the selling stockholder pursuant to the terms of a court order entered by the Delaware Chancery Court. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also relates to an indeterminate number of additional shares of Common Stock issued or then issuable upon any stock split, dividend, interest payment or other distribution, recapitalization or similar event with respect to the foregoing.

(2)

The registration fee has been calculated in accordance with Rule 457(c) under the Securities Act. In accordance with Rule 457(c) of the Securities Act, the price shown is the average of the high and low sales prices of the Common Stock on November 12, 2024 as reported on The NASDAQ Capital Market.